Exhibit 99
SMHL Global Fund No. 9 - Noteholder Report - 9 January 2007

Transaction Deal Summary Data

Fund:	SMHL Global Fund No.9
Cut-Off Date:	29 December 2006
Determination Date:	5 January 2007
Payment Date:	9 January 2007
Issuer Trustee:	Perpetual Limited (ABN 86 000 431 827)
Joint Lead Managers:	Credit Suisse & Societe Generale Corporate & Investment Banking (Class A-1 and A-2 Notes);
Credit Suisse & National Australia Bank (Class A-3 Notes); Credit Suisse (Class B Notes)
Co-Manager:	ABN AMRO (Class A-1 and A-2 Notes); Macquarie Bank (Class A-3 Notes)
Manager:	MEPM Portfolio Management Limited
Monthly Interest Period:	11 December 2006 – 8 January 2007
Quarterly Interest Period:	9 November 2006 – 8 February 2007
Monthly Calculation Period:	1 December 2006 – 29 December 2006
Quarterly Calculation Period:	31 October 2006 – 31 January 2007
Class A1 Note Trustee:	The Bank of New York, New York Branch
Security Trustee:	Perpetual Trustee Company Limited (ABN 42 000 001 007)
Principal Paying Agent:	The Bank of New York, New York Branch

Liquidity Facility Provider:	Perpetual Limited, in its capacity as trustee of SMHL Warehousing Trust 2004-1
Fixed-Floating Rate Swap Provider:	Australia & New Zealand Banking Group Limited (ABN 11 005 357 522)
Cross Currency Swap Provider:	Commonwealth Bank of Australia (ABN 48 123 123 124)
Business Day:	New York, London, Sydney, Melbourne
Issue Date:	11 October 2006
Final Maturity Date at Issue:	The payment date falling in November, 2039
USD/AUD exchange rate at issue:	USD 0.7550 = AUD 1.0000
EUR/AUD exchange rate at issue:	EUR 0.5900 = AUD 1.0000

Security Classes
Name:	A-1	A-2	A-3	B
Currency:	USD	EUR	AUD	AUD
Original Balance at Issue:	USD 1,340,000,000	EUR 450,000,000	AUD 406,000,000	AUD 57,000,000
Base Rate:	3M LIBOR	3M EURIBOR	1M BBSW	3M BBSW
Margin above base rate:	0.060%	0.080%	0.160%	0.210%
Expected Average Life to call (years)	2.62	2.62	2.55	5.83
Cross Currency Conversion Base Rate:	3M BBSW	3M BBSW	1M BBSW	3M BBSW
Distribution Frequency:	Quarterly	Quarterly	Monthly	Quarterly
Principal payment type:	Floating rate amortising bonds

Original Rating	A-1	A-2	A-3	B
Fitch IBCA (Australia) Pty Limited	AAA	AAA	AAA	AA
Moody's Investor Services, Inc.	Aaa	Aaa	Aaa	Aa2
Standard & Poor's Ratings Group	AAA	AAA	AAA	AA

Contact Information:	Investor Relations
E-mail:	investorreporting@membersequity.com.au
Phone:	+61-3-9605-6246
Fax:	+61-3-9605-6648
Bloomberg screen:	SMHLG 9 Mtge
Website:	www.membersequity.com/reporting/

Pool Summary

Current Pool Balance:
Total ($)			2,819,555,137.39
Variable Total ($)			1,936,173,493.65
Fixed Total ($)			883,381,643.74
Maximum Loan Balance ($)			1,294,092
Average Loan Balance ($)			130,420
Number of Housing Loans at start of monthly calculation period			22,641
Number of Housing Loans at Cut-Off Date			21,619
Weighted Average Seasoning (Months)			18
Weighted Average Remaining Term to Maturity (Months)			310
Weighted Average Current LVR			64%
Threshold rate			7.20%

Cashflows/Distribution Data

Payments This Period
	Invested Amount at start of Calculation Period	Bond Factor*	Coupon Rate	Coupon Payments	Principal Payments
Class A-1 Notes (USD)	1,302,116,615.05	93.851255%	Nil this period. See allocated amounts below
Class A-2 Notes (EUR)	437,277,967.74	93.851255%	Nil this period. See allocated amounts below
Class A-3 Notes (AUD)	386,838,361.86	93.851255%	6.5050%	1,999,318.43	5,802,267.67
Class B Notes (AUD)	57,000,000.00	100.000000%	Nil this period. See allocated amounts below
* Bond Factor represents percentage of outstanding original principal amounts after giving effect to payments and allocations on Payment Date

Principal & Interest Allocated Amounts
	Coupon Rate	Allocated Coupon*	Allocated Principal*	Invested Amount on Payment Date**
Class A-1 Notes (USD)	5.4354%	11,992,362.00	44,509,801.73	1,257,606,813.32
Class A-2 Notes (EUR)	3.6550%	2,708,147.48	14,947,321.48	422,330,646.26
Class A-3 Notes (AUD)	n/a	n/a	n/a	381,036,094.19
Class B Notes (AUD)	6.5950%	628,241.51	-	57,000,000.00
* Allocated amounts for Class A-1, A-2 and B Notes are paid quarterly in February, May, August and November ** Invested Amount after principal payments and allocated principal on Payment Date

Repayment Analysis	Monthly	Quarterly to date	Since Inception*
Balance at applicable Cut-Off	2,861,622,240	2,917,328,766	2,959,039,152
Scheduled Repayments	4,954,716	8,130,459	10,142,431
Prepayments	55,831,629	131,039,597	188,457,923
Redraws	(15,392,698)	(32,351,334)	(46,167,412)
Top-Up Loans	(3,326,544)	(9,045,094)	(12,948,927)
Balance at 29 December 2006	2,819,555,137	2,819,555,137	2,819,555,137
*Opening balance excludes principal collected from 20 September 2006 to 11 October 2006 of $41,507,149.70

Constant Prepayment Rate (CPR)	Monthly	Quarterly to date	Since Inception
CPR	14.52%	17.11%	16.40%
Seasonal Monthly Mortality	1.30%	1.55%	1.48%

Interest Collections Waterfall	AUD
Interest Collections
Gross Interest Income Received from Mortgages	17,680,408.54
Payments from / (to) Fixed / Floating Swap Provider	442,182.95
Payments from / (to) Currency Swap Provider	-3,944,014.10
Interest Income received from Cash holdings	358,936.05
Principal Draws	0.00
Liquidity Reserve Advances	0.00
Net proceeds available for Distribution	14,537,513.44

Distribution of Interest Collections	AUD	AUD	Party receiving fee
Taxes	0.00
Trustee fee	97,464.31		Perpetual Limited
Manager fee	2,113,630.59		ME Portfolio Management
Servicing fee*	0.00	2,107,019.59	Members Equity Bank
Interest to redraw funding facility	0.00
Interest to top-up funding facility	0.00
Current and previously due interest to Class A-1 Notes**	9,563,095.02
Payments from swap provider due to Class A-1 Notes	-2,011,721.71
Current and previously due interest to Class A-2 Notes**	4,114,461.80
Payments from swap provider due to Class A-2 Notes	-1,932,292.40
Current and previously due interest to Class A-3 Notes	2,148,193.80

Current and previously due interest to Class B Notes**	319,270.27
Deposit into Cash Collateral Account	0.00
Reimbursement of Principal Draws	0.00
Swap break costs	0.00
Interest payable on liquidity notes	0.00
Interest payable on payment funding facility	0.00
Reinstatement of Class A-1 Charge Offs	0.00
Reinstatement of Class A-2 Charge Offs	0.00
Reinstatement of Class A-3 Charge Offs	0.00
Reinstatement of Redraw Charge Offs	0.00
Reinstatement of Top-Up Charge Offs	0.00
Reinstatement of Carry Over Class A-1 Charge Offs	0.00
Reinstatement of Carry Over Class A-2 Charge Offs	0.00
Reinstatement of Carry Over Class A-3 Charge Offs	0.00
Reinstatement of Carry Over Redraw Charge Offs	0.00
Reinstatement of Carry Over Top-Up Charge Offs	0.00
Reinstatement of Class B Charge Offs	0.00
Reinstatement of Carry Over Class B Charge Offs	0.00
Repayment of Redraw Funding Facility	0.00
Repayment of Top-Up Funding Facility	0.00
Repayment of Payment Funding Facility	0.00
Income unitholder	125,411.75
Total Distributions of Interest Collections	14,537,513.44	2,107,019.59
* Servicing fee paid by ME Portfolio Management Limited in accordance with Prospectus Supplement
** Amounts for Class A-1, A-2 and B Notes are paid quarterly in February, May, August and November

Charge Offs	AUD
Class A-1 Charge Offs	0.00
Carry Over Class A-1 Charge Offs	0.00
Class A-2 Charge Offs	0.00
Carry Over Class A-2 Charge Offs	0.00
Class A-3 Charge Offs	0.00
Carry Over Class A-3 Charge Offs	0.00
Redraw Charge Offs	0.00
Carry Over Redraw Charge Offs	0.00
Top-up Charge Offs	0.00
Carry Over Top-up Charge Offs	0.00
Class B Charge Offs	0.00
Carry Over Class B Charge Offs	0.00

Principal Collections Waterfall	AUD
Principal Collections
Principal Collections from outstanding mortgage loans	60,786,344.76
Recoveries from previously charged-off mortgage loans	0.00

Reimbursement of Principal Draws from Interest Waterfall	0.00
Net proceeds available for Principal Waterfall	60,786,344.76

Distribution of Principal Collections	AUD
Principal Draws for Interest Collections Waterfall	0.00
Principal to Redraw Funding Facility	0.00
Principal to Top-Up Funding Facility	0.00
Redraws	15,392,698.43
Top-Up Loans	3,326,544.00
Principal to Class A-1 Notes*	25,364,690.83
Principal to Class A-2 Notes*	10,900,143.82
Principal to Class A-3 Notes	5,802,267.67
Principal to Class B Notes	0.00
Reinstatement of Carry Over Class A-1 Charge Offs	0.00
Reinstatement of Carry Over Class A-2 Charge Offs	0.00
Reinstatement of Carry Over Class A-3 Charge Offs	0.00
Reinstatement of Carry Over Redraw Charge Offs	0.00
Reinstatement of Carry Over Top-Up Charge Offs	0.00
Reinstatement of Carry Over Class B Charge Offs	0.00
Swap break costs	0.00
Principal to Liquidity Noteholders	0.00
Principal to Payment Funding Facility	0.00
TOTAL distributions of Principal Collections	60,786,344.76
*Amounts for Class A-1, A-2 and B Notes are paid quarterly in February, May, August and November

Delinquencies
	Last Three Monthly Calculation Periods

	Dec-06	Nov-06	Oct-06

< 30 days
Number of loans	125	109	111
Outstanding Balance ($)	20,354,621	17,928,816	18,725,480
% of Pool Outstanding Balance	0.72%	0.63%	0.64%

30-59 days
Number of loans	37	9	9
Outstanding Balance ($)	7,812,893	1,906,408	1,801,075
% of Pool Outstanding Balance	0.28%	0.07%	0.06%

60-89 days
Number of loans	3	3	0
Outstanding Balance ($)	750,712	567,010	0
% of Pool Outstanding Balance	0.03%	0.02%	0.00%

90-119 days
Number of loans	2	0	0
Outstanding Balance ($)	231,970	0	0
% of Pool Outstanding Balance	0.01%	0.00%	0.00%

120+ days
Number of loans	0	0	0
Outstanding Balance ($)	0	0	0
% of Pool Outstanding Balance	0.00%	0.00%	0.00%

TOTAL Delinquencies
Number of loans	167	121	120
Outstanding Balance ($)	29,150,196	20,402,233	20,526,555
% of Pool Outstanding Balance	1.03%	0.71%	0.70%

Foreclosures
Number of loans	0	0	0
Outstanding Balance ($)	0	0	0
% of Pool Outstanding Balance	0.00%	0.00%	0.00%

Defaults, Losses and Claims
Claims against Mortgage Insurer this Calculation Period ($)		0	0
Claims against Mortgage Insurer since inception ($)		0	0
Claims denied by Mortgage Insurer this Calculation Period ($)		0	0
Claims denied by Mortgage Insurer since inception ($)		0	0
Losses on sale since inception ($)		0	0

Enhancements
Facility	Provider	Facility Utilised
Redraw Funding Facility	Perpetual Limited, in its capabilty as trustee of SMHL Origination Fund No. 3	AUD 0.00
Top-Up Funding Facility	Perpetual Limited, in its capabilty as trustee of SMHL Origination Fund No. 3	AUD 0.00
Payment Funding Facility	Perpetual Limited, in its capabilty as trustee of SMHL Origination Fund No. 3	AUD 0.00

Bonds issued to cover redraws	AUD 0.00
Bonds issued to cover top-up loans	AUD 0.00
Bonds issued under Payment Funding Facility	AUD 0.00

AUD
Principal Draws made prior to current Calculation Period and not repaid	0.00

Cash Collateral Account	AUD
Beginning Cash Collateral Account Balance	7,293,322.69
+ Interest Earned on Cash Collateral Account	38,554.60
+ Deposit from Interest Collections Waterfall	0.00
- Current Period's Liquidity Reserve Advances	0.00
- Current Period's Release to cash collateral provider	57,763.45
Ending Cash Collateral Account Balance	7,274,113.84

Programme Amendments
Any material changes to definitions of foreclosure, shortfall and charge-off:	None

Any material modifications, extensions or waivers to the terms of the housing loans, fees, penalties or payments during the relevant Calculation Period or that have cumulatively become material over time

None

Any material breaches of housing loan representations or warranties or covenants in the Mortgage Origination and Management Agreement, the Supplementary Bond Terms Notice relating to the Class A and Class B Notes or the Bond Issue Confirmation Certificate

None
Information regarding any pool asset substitutions	None
Any substitution of credit enhancement	None

Collateral Information
Weighted Average LTV	At issue	Current	Geographic	At issue	Current

<= 25%	3.89%	3.33%	VIC – Metro	22.43%	22.60%
> 25% & <= 30%	2.45%	2.17%	VIC – Non Metro	5.52%	5.62%
> 30% & <= 35%	3.12%	2.86%	N.S.W. – Metro	12.41%	12.55%
> 35% & <= 40%	4.20%	4.19%	N.S.W. – Non Metro	8.70%	8.78%
> 40% & <= 45%	5.43%	4.97%	A.C.T. – Metro	8.70%	8.74%
> 45% & <= 50%	6.52%	6.09%	QLD – Metro	8.23%	8.76%
> 50% & <= 55%	7.32%	7.32%	QLD – Non Metro	7.15%	6.48%
> 55% & <= 60%	8.31%	8.01%	S.A. – Metro	4.56%	4.88%
> 60% & <= 65%	8.65%	8.88%	S.A. – Non Metro	0.71%	0.46%
> 65% & <= 70%	8.91%	9.14%	W.A. – Metro	14.45%	14.96%
> 70% & <= 75%	10.27%	10.46%	W.A. – Non Metro	1.68%	0.76%
> 75% & <= 80%	15.45%	17.32%	N.T. – Metro	1.37%	1.30%
> 80% & <= 85%	5.56%	5.20%	TAS – Metro	2.87%	2.85%
> 85% & <= 90%	9.92%	10.06%	TAS – Non Metro	1.22%	1.25%
Total	100.00%	100.00%		100.00%	100.00%

Occupancy	At issue	Current	Mortgage Insurance	At issue	Current

Owner Occupied	79.95%	80.43%	GEMICO	99.92%	99.91%
Investment	20.05%	19.57%	Comm. of Australia	0.08%	0.00%
Total	100.00%	100.00%	Total	100.00%	99.91%

Loan Size Distribution	At issue	Current	Product Information	At issue	Current

>$250,000	27.15%	26.33%	Variable	69.90%	68.67%
>$200,000 & <$250,000	15.80%	15.57%	Fixed 0-1 Year	2.88%	2.70%
>$150,000 & <$200,000	20.60%	21.03%	Fixed 1-2 Year	3.46%	5.52%
>$100,000 & <$150,000	18.44%	18.32%	Fixed 2-3 Year	14.69%	13.92%
>$50,000 & <$100,000	13.16%	13.76%	Fixed 3-4 Year	2.21%	4.15%
<= $50,000	4.85%	4.99%	Fixed 4+ Year	6.86%	5.04%
Total	100.00%	100.00%	Total	100.00%	100.00%

Interest Rate	At issue	Current	Property Type	At issue	Current

>8%	0.00%	0.00%	House	84.90%	85.04%
>7% & <= 8%	74.12%	74.82%	Apartment	0.73%	0.75%
>6% & <= 7%	25.23%	24.55%	Unit	10.20%	10.13%
<= 6%	0.65%	0.63%	Townhouse	1.87%	1.91%
			Land	2.30%	2.18%
Total	100.00%	100.00%		100.00%	100.00%